Taxes - Reconciliation of effective tax rate (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	20.60%	21.40%	21.40%
Profit before taxes	kr 1,305	kr 1,238	kr 1,304
National tax based on profit before taxes	(269)	(265)	(279)
Tax effects of: Non-taxable income	0	0	9
Tax effects of: Non-deductible expenses	(3)	(1)	(16)
Tax effects of: Imputed interest on tax allocation reserve			(1)
Tax effect of dissolution of untaxed reserves due to changed tax rate			8
Tax effect of the tax credit for investments in equipment	1
Tax effects of: Other		(4)	2
Total income tax	kr (271)	kr (270)	kr (277)
Effective tax expense (percent)	20.80%	21.80%	21.20%